Average Annual Total Returns - Class K - BlackRock Advantage Large Cap Value Fund	Sep. 28, 2020
Russell1000ValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Class K Shares
Average Annual Return:
1 Year	24.78%
5 Years	8.65%
10 Years	10.59%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	23.63%
5 Years	7.48%
10 Years	9.81%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.47%
5 Years	6.53%
10 Years	8.52%